Intangible Assets - Disclosure of Reasonably Possible Changes in Key Assumptions (Details) - Personal Financial Services - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Goodwill [Line Items]
Value in use estimate, increase (decrease) in cash flows	5.00%	5.00%
Increase (decrease) in discount rate applied to cash flow projections	1.00%	1.00%
Value in use estimate, impairment increase sensitivity for cash flows adjustment	£ (538)	£ (455)
Value in use estimate, impairment increase sensitivity for discount rate adjustment	£ (887)	£ (943)